(7) Short Term Loans and Short Term Convertible Notes - Schedule of Short Term Convertible Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Total convertible notes, net	$ 110,000	$ 110,000	$ 0